Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets [abstract]
Prepaid expenses	₺ 197,431	₺ 183,029
Receivables from the Public Administration	72,848	72,848
Deposits and guarantees given	23,999	29,201
VAT receivable	4,429	28,772
Advances given for property, plant and equipment	12,078	217,658
Others	45,835	43,726
Other Non-current assets	₺ 356,620	₺ 575,234